Cover Page Document	May 26, 2022
Cover [Abstract]
Entity Central Index Key	0001552797
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Local Phone Number	771-6701
Entity Incorporation, State or Country Code	DE
Document Period End Date	May 26, 2022
Document Type	8-K/A
Entity Registrant Name	DELEK LOGISTICS PARTNERS, LP
City Area Code	615
Entity File Number	001-35721
Entity Tax Identification Number	45-5379027
Entity Address, Address Line One	7102 Commerce Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	DKL
Security Exchange Name	NYSE
Amendment Flag	true
Amendment Description	On June 1, 2022, DKL Delaware Gathering, LLC, a subsidiary of Delek Logistics Partners, LP (the “Partnership”), completed the acquisition (the “3 Bear Acquisition”) of 100% of the limited liability company interests in 3 Bear Delaware Holding – NM, LLC (“3 Bear”).This Amendment No. 1 on Form 8-K/A is being filed by the Partnership to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on June 2, 2022 (the “Original Report”), solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Original Report, including the required financial statements of 3 Bear and the required pro forma financial information. Except as otherwise provided herein, the disclosures made in the Original Report remain unchanged.